Note 15 - Equity Incentive Plan	9 Months Ended
Sep. 30, 2013
Share-based Arrangements with Employees and Nonemployees [Abstract]
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]

15. Equity Incentive Plan

On July 12, 2013, the Company’s stockholders approved the Company’s 2013 Equity Incentive Plan (the “2013 Plan”) and the reservation of 2,500,000 shares of the Company’s common stock for issuance under the 2013 Plan. The 2013 Plan is intended to promote the interests of the Company and its stockholders by providing the Company’s employees, directors and consultants with incentives and rewards to encourage them to continue in the Company’s service and with a proprietary interest in pursuing the Company’s long-term growth, profitability and financial success. Equity awards available under the 2013 Plan include stock options, stock appreciation rights, phantom stock, restricted stock, restricted stock units, performance shares, deferred share units, share-denominated performance units and cash awards. The 2013 Plan will be administered by the compensation committee of the board of directors of the Company, which has the authority to designate the employees, consultants and members of the board of directors who will be granted awards under the 2013 Plan, to designate the amount, type and other terms and conditions of such awards and to interpret any and all provisions of the 2013 Plan and the terms of any awards under the 2013 Plan. The 2013 Plan will terminate on the tenth anniversary of its effective date. In August 2013 the Company awarded 1,660,000 options to its employees. The options have an exercise price of $8.10 and vest over a three-year period. The cost associated with these options during the period April 20, through September 30, 2013 is $366,308 and the unamortized cost of the options at September 30, 2013 was $6,279,000.

The Company estimated the fair value of the stock-based rights granted to employees using the Black-Scholed option pricing model with the following weighted-average assumptions: expected life of 6.5 years, expected volatility of 48.9%, dividend yield of 0%, and risk-free interest rate of 1.97%.